Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.7%)
*	Peabody Energy Corp.	662,759	21,168
[1]	Arch Resources Inc.	102,692	15,892
	CONSOL Energy Inc.	197,715	15,313
	Enviva Inc.	199,561	11,325
*	Uranium Energy Corp.	2,104,802	8,167
*	Centrus Energy Corp. Class A	90,165	3,426
			75,291
Integrated Oil & Gas (40.9%)
	Exxon Mobil Corp.	21,944,902	2,443,345
	Chevron Corp.	9,708,268	1,779,623
	Occidental Petroleum Corp.	5,033,401	349,771
			4,572,739
Oil & Gas Drilling (1.0%)
	Helmerich & Payne Inc.	589,332	30,103
	Patterson-UTI Energy Inc.	1,230,348	22,085
*	Noble Corp. plc	571,040	21,203
*	Transocean Ltd. (XNYS)	3,892,551	16,543
*	Valaris Ltd.	138,911	9,169
*	Nabors Industries Ltd. (XNYS)	55,051	8,716
*	Diamond Offshore Drilling Inc.	668,201	6,395
			114,214
Oil & Gas Equipment & Services (8.8%)
	Schlumberger Ltd.	7,639,883	393,836
	Halliburton Co.	4,917,210	186,313
	Baker Hughes Co. Class A	5,489,846	159,315
	NOV Inc.	2,167,925	48,692
	ChampionX Corp.	1,130,902	34,877
*	TechnipFMC plc	2,413,479	29,927
	Cactus Inc. Class A	347,569	18,904
*	Weatherford International plc	350,067	15,193
*	Liberty Energy Inc. Class A	773,786	12,791
*	NexTier Oilfield Solutions Inc.	1,165,425	11,876
*	Oceaneering International Inc.	617,488	9,380
*	Tidewater Inc.	275,134	8,364
	Archrock Inc.	892,826	7,777
*	Expro Group Holdings NV	446,113	7,749
	Core Laboratories NV	303,114	6,571
*	US Silica Holdings Inc.	495,224	6,482
*	Helix Energy Solutions Group Inc.	951,589	6,071
*	ProPetro Holding Corp.	527,311	5,790
*	Dril-Quip Inc.	231,894	5,459

		Shares	Market Value ($000)
	RPC Inc.	529,378	4,902
*	Bristow Group Inc.	121,803	3,167
*	ProFrac Holding Corp. Class A	133,460	3,147
*	DMC Global Inc.	159,173	2,927
			989,510
Oil & Gas Exploration & Production (29.0%)
	ConocoPhillips	6,419,374	792,857
	EOG Resources Inc.	3,164,746	449,172
	Pioneer Natural Resources Co.	1,228,484	289,910
	Devon Energy Corp.	3,367,303	230,728
	Hess Corp.	1,209,007	173,988
	Diamondback Energy Inc.	917,521	135,812
	Coterra Energy Inc.	4,329,192	120,828
	Marathon Oil Corp.	3,782,505	115,858
	Texas Pacific Land Corp.	33,709	87,392
	APA Corp.	1,807,800	84,695
	Ovintiv Inc. (XNYS)	1,391,293	77,579
	EQT Corp.	1,522,021	64,549
	Chesapeake Energy Corp.	612,179	63,361
*	Antero Resources Corp.	1,518,352	55,496
	Matador Resources Co.	653,721	43,381
	Range Resources Corp.	1,457,957	42,091
	PDC Energy Inc.	534,376	39,715
	Murphy Oil Corp.	820,567	38,731
*	Southwestern Energy Co.	4,980,411	34,464
	Chord Energy Corp.	219,780	33,523
	SM Energy Co.	686,391	29,590
*	Denbury Inc.	280,305	25,160
	Magnolia Oil & Gas Corp. Class A	960,904	25,060
	Civitas Resources Inc.	315,112	21,226
*	CNX Resources Corp.	1,084,994	18,846
*	Kosmos Energy Ltd.	2,634,328	17,518
	Northern Oil and Gas Inc.	393,268	14,311
	California Resources Corp.	309,660	14,052
*	Callon Petroleum Co.	293,448	12,301
	Permian resources Corp. Class A	1,182,913	12,018
	Viper Energy Partners LP	360,114	11,895
	Brigham Minerals Inc. Class A	309,162	10,954
	Comstock Resources Inc.	568,672	10,435
*	Tellurian Inc.	3,019,835	8,123
*	Talos Energy Inc.	369,348	7,258
*	Gulfport Energy Corp.	77,688	6,300
[1]	Kimbell Royalty Partners LP	357,793	6,179
	Ranger Oil Corp. Class A	133,340	5,810
*	Earthstone Energy Inc. Class A	328,962	5,211
*	W&T Offshore Inc.	703,647	4,834
	Crescent Energy Inc. Class A	287,828	4,044
	Berry Corp.	435,971	3,928
			3,249,183
Oil & Gas Refining & Marketing (9.8%)
	Marathon Petroleum Corp.	2,891,271	352,186
	Valero Energy Corp.	2,181,036	291,430
	Phillips 66	2,601,689	282,127
	HF Sinclair Corp.	894,479	55,762
	PBF Energy Inc. Class A	550,684	21,901
	New Fortress Energy Inc. Class A	247,720	12,609
*	Archaea Energy Inc. Class A	484,605	12,571

		Shares	Market Value ($000)
*	Green Plains Inc.	351,117	12,134
	Delek US Holdings Inc.	378,598	11,729
	World Fuel Services Corp.	375,060	10,670
*	Clean Energy Fuels Corp.	1,135,679	7,677
*	Par Pacific Holdings Inc.	306,454	7,180
	CVR Energy Inc.	191,498	7,057
*	Gevo Inc.	1,794,791	3,913
*,1	Vertex Energy Inc.	467,060	3,872
*	REX American Resources Corp.	122,359	3,611
			1,096,429
Oil & Gas Storage & Transportation (9.3%)
	Williams Cos. Inc.	6,598,075	228,953
	Cheniere Energy Inc.	1,222,412	214,362
	Kinder Morgan Inc.	11,035,900	211,007
	ONEOK Inc.	2,425,206	162,295
	Targa Resources Corp.	1,175,592	87,452
	DTE Midstream LLC	541,262	32,654
	Antero Midstream Corp.	1,781,286	20,182
	Equitrans Midstream Corp.	2,360,248	19,803
	EnLink Midstream LLC	1,512,056	19,445
	Plains GP Holdings LP Class A	1,135,698	15,025
	International Seaways Inc.	226,168	9,743
[1]	Hess Midstream LP Class A	277,763	8,675
	Kinetik Holdings Inc. Class A	133,166	4,532
	Excelerate Energy Inc. Class A	142,106	4,030
*	NextDecade Corp.	482,012	2,617
			1,040,775
Total Common Stocks (Cost $8,645,945)			11,138,141
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $8,514)	85,163	8,515
Total Investments (99.6%) (Cost $8,654,459)			11,146,656
Other Assets and Liabilities—Net (0.4%)			39,919
Net Assets (100.0%)			11,186,575
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,029,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,206,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cheniere Energy Inc.	8/31/23	BANA	12,723	(3.776)	6	—
Hess Corp.	1/31/23	GSI	44,832	(3.822)	—	(1,726)
					6	(1,726)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At November 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,748,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,138,141	—	—	11,138,141
Temporary Cash Investments	8,515	—	—	8,515
Total	11,146,656	—	—	11,146,656
Derivative Financial Instruments
Assets
Swap Contracts	—	6	—	6
Liabilities
Swap Contracts	—	1,726	—	1,726